Summary of Significant Accounting Policies (Details)	Sep. 30, 2023	Dec. 31, 2022
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years	5 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	7 years	7 years
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years	5 years
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years	5 years